Quarterly Holdings Report
for
Fidelity® International Real Estate Fund
April 30, 2023
IRE-NPRT3-0623
1.815812.118
Common Stocks - 98.2%
	Shares	Value ($)
Australia - 5.4%
Abacus Property Group unit	3,059,503	5,417,349
Arena (REIT) unit	1,555,690	3,867,321
Charter Hall Group unit	324,612	2,415,066
Ingenia Communities Group unit	887,975	2,530,878
National Storage REIT unit	11,067,469	18,433,766
TOTAL AUSTRALIA		32,664,380
Belgium - 3.8%
Home Invest Belgium SA	68,749	1,486,304
Inclusio SA	260,836	4,225,003
Montea SICAFI SCA	53,437	4,675,249
Warehouses de Pauw	407,235	12,169,619
Warehouses de Pauw rights 5/12/23 (a)(b)	407,235	448,732
TOTAL BELGIUM		23,004,907
Finland - 0.9%
Kojamo OYJ	453,300	5,629,267
France - 1.5%
ARGAN SA	113,732	8,872,747
Germany - 2.5%
Instone Real Estate Group BV (c)	250,000	1,997,194
LEG Immobilien AG	206,100	12,803,988
TOTAL GERMANY		14,801,182
Hong Kong - 13.2%
CK Asset Holdings Ltd.	5,285,500	31,253,832
Great Eagle Holdings Ltd.	8,234,541	16,814,743
Magnificent Hotel Investment Ltd. (a)	201,209,000	2,913,290
Sino Land Ltd.	13,237,331	17,838,254
Tai Cheung Holdings Ltd.	14,758,000	7,660,026
Wing Tai Properties Ltd.	6,656,000	2,977,052
TOTAL HONG KONG		79,457,197
Ireland - 0.6%
Cairn Homes PLC	1,330,200	1,500,925
Irish Residential Properties REIT PLC	1,799,300	2,046,093
TOTAL IRELAND		3,547,018
Italy - 0.8%
Infrastrutture Wireless Italiane SpA (c)	326,100	4,525,756
Japan - 26.0%
Daiwa Securities Living Invest	33,154	28,189,287
Goldcrest Co. Ltd.	683,100	9,156,763
Health Care & Medical Investment Corp.	14,587	17,532,464
JTOWER, Inc. (a)(d)	139,400	6,011,831
Katitas Co. Ltd.	231,000	4,511,176
Kenedix Residential Investment Corp.	10,260	16,096,510
Kyoritsu Maintenance Co. Ltd. (d)	147,500	5,954,003
Mirarth Holdings, Inc.	1,578,300	4,453,449
Mitsui Fudosan Logistics Park, Inc.	8,000	30,060,595
Nomura Real Estate Holdings, Inc.	1,419,800	35,380,036
TOTAL JAPAN		157,346,114
Mexico - 0.1%
Corporacion Inmobiliaria Vesta S.A.B. de CV	208,793	659,493
New Zealand - 2.7%
Arvida Group Ltd. (d)	7,259,296	4,672,643
Auckland International Airport Ltd. (a)	970,997	5,316,555
Ryman Healthcare Ltd.	464,846	1,527,048
Stride Property Group unit	6,013,357	4,800,666
TOTAL NEW ZEALAND		16,316,912
Singapore - 11.1%
CDL Hospitality Trusts unit	352,884	334,733
Keppel DC (REIT)	4,998,400	8,081,720
Parkway Life REIT	4,532,300	13,200,015
Singapore Land Group Ltd.	9,040,100	14,865,259
Wing Tai Holdings Ltd.	27,471,181	30,510,083
TOTAL SINGAPORE		66,991,810
Spain - 7.1%
Aena SME SA (c)(d)	18,400	3,100,041
Arima Real Estate SOCIMI SA (a)	1,055,669	8,607,988
Cellnex Telecom SA (c)	747,710	31,481,573
TOTAL SPAIN		43,189,602
Sweden - 4.0%
Catena AB	112,300	4,299,246
Fastighets AB Trianon Class B	903,600	1,638,896
Heba Fastighets AB (B Shares)	1,795,190	5,426,681
Hemnet Group AB	191,400	3,135,548
JM AB (B Shares)	89,000	1,425,902
Nibe Industrier AB (B Shares)	248,100	2,770,094
NP3 Fastigheter AB	96,700	1,858,555
Wihlborgs Fastigheter AB (d)	462,760	3,731,845
TOTAL SWEDEN		24,286,767
Switzerland - 1.8%
Flughafen Zuerich AG	15,070	2,893,116
PSP Swiss Property AG	66,584	7,829,030
TOTAL SWITZERLAND		10,722,146
United Kingdom - 15.4%
Berkeley Group Holdings PLC	28,100	1,570,444
Big Yellow Group PLC	512,000	7,875,901
Grainger Trust PLC	3,821,410	12,419,412
Great Portland Estates PLC	469,248	3,146,196
Harworth Group PLC	2,130,300	3,132,388
Londonmetric Properity PLC	8,513,108	20,605,982
Rightmove PLC	633,400	4,570,778
Safestore Holdings PLC	642,955	8,003,574
Segro PLC	1,595,308	16,736,933
Shaftesbury Capital PLC	2,334,326	3,455,856
Unite Group PLC	757,980	9,135,351
Urban Logistics REIT PLC	1,397,765	2,483,891
TOTAL UNITED KINGDOM		93,136,706
United States of America - 1.3%
Airbnb, Inc. Class A (a)	53,900	6,450,213
CoStar Group, Inc. (a)	17,900	1,377,405
TOTAL UNITED STATES OF AMERICA		7,827,618
TOTAL COMMON STOCKS (Cost $604,702,069)		592,979,622

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	1,978,431	1,978,827
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	11,463,759	11,464,906
TOTAL MONEY MARKET FUNDS (Cost $13,443,733)		13,443,733

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $618,145,802)	606,423,355
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,147,046)
NET ASSETS - 100.0%	604,276,309

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,104,564 or 6.8% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	25,343,355	194,455,586	217,820,114	468,476	111	(111)	1,978,827	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	5,012,018	55,724,143	49,271,255	97,856	-	-	11,464,906	0.0%
Total	30,355,373	250,179,729	267,091,369	566,332	111	(111)	13,443,733

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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